Summary of Significant Accounting Policies - Schedule of Accounts Receivable (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Accounts Receivable [Line Items]
Total accounts receivable, net	$ 717,709	$ 1,039,580
Less: allowance for doubtful accounts	(599,322)	(443,163)
Less than 12 Months [Member]
Schedule of Accounts Receivable [Line Items]
Total accounts receivable, net	892,772	1,272,371
More than 12 Months [Member]
Schedule of Accounts Receivable [Line Items]
Total accounts receivable, net	$ 424,259	$ 210,372